Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE
22	REVENUE

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Business strategy consultancy	27,308,368	17,681,457	67,252,153	14,654,120
Technology development, solutions and consultancy	19,425,038	17,505,200	20,525,915	4,472,559
Interest income	-	-	1,897,005	413,354
Others	741,636	383,225	1,123,071	244,715
Total	47,475,042	35,569,882	90,798,144	19,784,748

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
At a point in time	40,010,991	33,775,860	62,639,510	13,649,034
Over time	7,464,051	1,764,022	28,158,634	6,135,714
Total	47,475,042	35,569,882	90,798,144	19,784,748